Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity [Abstract]
Shareholders’ equity
13.	Shareholders’ equity

The Company is authorized to issue an unlimited number of preferred shares and common shares with no par value. No preferred shares have been issued or were outstanding at December 31, 2023 or December 31, 2022.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition, exploration and development of mineral properties. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.

The properties in which the Company currently has an interest are in the pre-operating stage, as such the Company is dependent on external financing to fund its activities. In order to carry out the planned exploration and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company’s approach to capital management during 2023. The Company considers its capital to be share capital, stock-based compensation, warrants, contributed surplus and deficit. The Company is not subject to externally imposed capital requirements.

a)	Equity financings

During the first quarter of 2021, the Company entered into an agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program was in effect until the Company’s US$775 million Shelf Registration Statement, that expired in December 2022, was replaced with a new US$750 million the same month. During the first quarter of 2023, a US$100 million prospectus supplement was filed and the program was renewed. In the first quarter of 2023, the Company entered into a new agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$100 million in value of common shares of the Company. This program can be in effect until the Company’s US$750 million Shelf Registration Statement expires in 2025. In 2023, the Company issued 2,516,839 shares, at an average selling price of $17.36 per share, for net proceeds of $42.8 million under the Company’s At-The-Market offering. As at December 31, 2023, US$67.6 million is available under the ATM. Subsequent to the quarter end, the Company issued 682,686 shares, at an average selling price of $16.50 per share, for net proceeds of $11.0 million under the Company’s At-The-Market offering. In 2022, the Company issued 998,629 shares, at an average selling price of $22.82 per share, for net proceeds of $22.3 million under the Company’s At-The-Market offering.

In December 2023, the Company issued a total of 875,150 flow-through common shares at an average $22.34 per common share for aggregate gross proceeds of $19.6 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2023. At the time of issuance of the flow-through shares, $5.5 million premium was recognized as a liability on the consolidated statements of financial position.

In December 2022, the Company issued a total of 675,400 flow-through common shares at an average $22.24 per common share for aggregate gross proceeds of $15.0 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2022. At the time of issuance of the flow-through shares, $4.2 million premium was recognized as a liability on the consolidated statements of financial position. During the year ended December 31, 2023, the Company incurred $15.0 million of qualifying exploration expenditures and the $4.2 million premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

b)	Stock options and restricted share units

The Company provides compensation to directors and employees in the form of stock options and RSUs. Pursuant to the Share Option Plan, the Board of Directors has the authority to grant options, and to establish the exercise price and life of the option at the time each option is granted, at a price not less than the closing price of the common shares on the Toronto Stock Exchange on the date of the grant of such option and for a period not exceeding five years. All exercised options are settled in equity. Pursuant to the Company’s RSU Plan, the Board of Directors has the authority to grant RSUs, and to establish terms of the RSUs including the vesting criteria and the life of the RSUs. Stock option and RSU transactions were as follows:

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2023	477,500	15.85	4,117	345,266	538	4,655
Granted	-	-	-	399,300	144	144
Exercised option or vested RSU	(50,000)	15.46	(460)	(41,840)	(823)	(1,283)
Options surrendered for cash	(273,500)	15.46	(2,355)	-	-	(2,355)
Expired	(104,000)	16.17	(886)	(5,000)	(33)	(919)
Amortized value of stock-based compensation	-	-	-	-	3,158	3,158
Outstanding at December 31, 2023	50,000	17.72	416	697,726	2,984	3,400
Exercisable at December 31, 2023	50,000

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding at January 1, 2022	1,023,334	14.61	8,125	173,800	572	8,697
Granted	-	-	-	320,266	187	187
Exercised option or vested RSU	(540,834)	13.54	(3,974)	(148,800)	(3,172)	(7,146)
Expired	(5,000)	13.14	(34)	-	-	(34)
Amortized value of stock-based compensation	-	-	-	-	2,951	2,951
Outstanding at December 31, 2022	477,500	15.85	4,117	345,266	538	4,655
Exercisable at December 31, 2022	477,500

In December 2023, 273,500 options, with exercise price of $15.46 per option, were surrendered for cash at the weighted average rate of $0.18 cash payment per option. As at December 31, 2023, there were 50,000 outstanding share options, with an exercise prices of $17.72, expiring in June 2024.

In December 2023, 379,300 RSUs were granted to the Board members, members of senior management, and to other employees of the Company. Of those, 277,500 was granted to senior management, with vesting dependent on certain corporate objectives including the completion of a bankable feasibility study at KSM, and the Company’s share price outperforming certain market benchmarks. The fair value of RSUs granted with vesting dependent on market conditions was valued using a Monte-Carlo simulation. The fair value of total RSU grants, of $4.6 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period ranges from one year to three years from the date of the grant and is dependent on the corporate objectives being met.

In December 2022, 310,266 RSUs were granted to the Board members, members of senior management, and to other employees of the Company. Of those, 232,266 was granted to senior management, with vesting dependent on certain corporate objectives including the Company submitting its formal application to the regulator for the KSM Project to be designated as “substantially started”, notification from the regulator that the KSM Project has been designated as “substantially started”, and announcement of KSM joint venture agreement, or other transformative transaction affecting the ownership and control of KSM. The fair value of the total RSU grants, of $5.1 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period ranges from nine months to three years from the date of the grant and is dependent on the corporate objectives being met. Subsequent to year end in January 2024, upon the Company submitting its formal application to the regulator for the KSM Project to be designated as “substantially started”, 58,067 RSUs vested and were exchanged for common shares of the Company.

In December 2021, 123,800 RSUs were granted to the Board members, members of senior management, and to other employees of the Company. The fair value of the grants, of $2.6 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period of approximately four months from the date of the grant was dependent on certain corporate objectives being met.

c)	Basic and diluted net income loss per common share

Basic and diluted net loss attributable to common shareholders of the Company for the year ended December 31, 2023 was $29.3 million (2022 - $7.4 million net loss).

Loss per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period. Stock options are reflected in diluted earnings per share by application of the treasury method. The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted loss per common share for the following periods:

($000s)	December 31, 2023	December 31, 2022
Weighted average number of common shares outstanding	83,001,989	80,058,861
Weighted average shares dilution adjustments: [1] Stock options	-	-
RSUs	-	-
Diluted weighted average shares outstanding	83,001,989	80,058,861

1)	Excluded in the diluted weighted average number of common shares outstanding as their exercise or settlement would be anti-dilutive in the earnings per share calculation.